Financial instruments - disclosures (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches

$ millions, as at October 31		IRB approach (1)	Standardized approach	Other credit risk (2)	Total subject to credit risk	Not subject to credit risk	Total consolidated balance sheet
2023	Cash and deposits with banks	$39,692	$13,798	$2,228	$55,718	$–	$55,718
	Securities	129,320	16,070	–	145,390	65,958	211,348
	Cash collateral on securities borrowed	14,571	80	–	14,651	–	14,651
	Securities purchased under resale agreements	80,184	–	–	80,184	–	80,184
	Loans	467,047	60,868	1,620	529,535	3,704	533,239
	Allowance for credit losses	(3,078)	(824)	–	(3,902)	–	(3,902)
	Derivative instruments	33,243	–	–	33,243	–	33,243
	Customers’ liability under acceptances	10,574	358	(116)	10,816	–	10,816
	Other assets	20,661	465	7,233	28,359	12,063	40,422
	Total credit exposures	$792,214	$90,815	$10,965	$893,994	$81,725	$975,719
2022	Total credit exposures	$781,668	$86,056	$11,955	$879,679	$63,918	$943,597

(1)	Effective in the second quarter of 2023, the IRB approach includes both the Advanced IRB (AIRB) approach and the Foundation IRB (FIRB) approach.
(2)
Includes credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions, and amounts below the thresholds for capital deduction that are risk-weighted at 250%.